INCOME TAX (Details 1) - USD ($)	Dec. 31, 2020	Dec. 31, 2019
INCOME TAX
Net Operational Loss Carryforwards	$ 1,073,486	$ 703,548
Intangible Assets	1,309,790	1,415,989
Research & Development Costs	403,990	366,868
Other, Net	20,940	7,227
Gross Deferred Income Tax Assets	2,808,206	2,493,632
Less: Valuation Allowance	(2,808,206)	(2,493,632)
Net Deferred Income Tax Asset	$ 0	$ 0